INCOME TAX MATTERS (Details Narrative) - Codere Online Business [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Additional Current tax expense	€ 1,200
Percentage of revenue	1000.00%	1000.00%